Shareholder Report	6 Months Ended
Mar. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Northern Lights Fund Trust
Entity Central Index Key	0001314414
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 31, 2025
C000089779
Shareholder Report [Line Items]
Fund Name	13D Activist Fund
Class Name	Class A
Trading Symbol	DDDAX
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	1-877-413-3228
Additional Information Website	https://13dactivistfund.com/documents
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$83	1.75%Footnote Reference*

* Annualized

Expenses Paid, Amount	$ 83
Expense Ratio, Percent	1.75%
AssetsNet	$ 115,189,497
Holdings Count | Holding	24
Advisory Fees Paid, Amount	$ 1,019,077
InvestmentCompanyPortfolioTurnover	51.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$115,189,497
Number of Portfolio Holdings	24
Advisory Fee	$1,019,077
Portfolio Turnover	51%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	95.6%
Money Market Funds	4.4%
Right	0.0%

Asset Weighting (% of total investments)

Value	Value
Liabilities in Excess of Other Assets	-0.2%
Financials	4.2%
Money Market Funds	4.4%
Health Care	4.6%
Utilities	6.1%
Materials	6.1%
Consumer Staples	7.5%
Communications	10.0%
Industrials	15.6%
Consumer Discretionary	20.2%
Technology	21.5%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Mercury Systems, Inc.	7.4%
Pearson plc - ADR	6.4%
Insight Enterprises, Inc.	6.2%
Air Products and Chemicals, Inc.	6.1%
Southwest Gas Holdings, Inc.	6.0%
Asbury Automotive Group, Inc.	5.2%
Twilio, Inc., Class A	5.1%
Vestis Corporation	4.8%
YETI Holdings, Inc.	4.7%
Exelixis, Inc.	4.6%

C000089780
Shareholder Report [Line Items]
Fund Name	13D Activist Fund
Class Name	Class C
Trading Symbol	DDDCX
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	1-877-413-3228
Additional Information Website	https://13dactivistfund.com/documents
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$118	2.50%Footnote Reference*

* Annualized

Expenses Paid, Amount	$ 118
Expense Ratio, Percent	2.50%
AssetsNet	$ 115,189,497
Holdings Count | Holding	24
Advisory Fees Paid, Amount	$ 1,019,077
InvestmentCompanyPortfolioTurnover	51.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$115,189,497
Number of Portfolio Holdings	24
Advisory Fee	$1,019,077
Portfolio Turnover	51%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	95.6%
Money Market Funds	4.4%
Right	0.0%

Asset Weighting (% of total investments)

Value	Value
Liabilities in Excess of Other Assets	-0.2%
Financials	4.2%
Money Market Funds	4.4%
Health Care	4.6%
Utilities	6.1%
Materials	6.1%
Consumer Staples	7.5%
Communications	10.0%
Industrials	15.6%
Consumer Discretionary	20.2%
Technology	21.5%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Mercury Systems, Inc.	7.4%
Pearson plc - ADR	6.4%
Insight Enterprises, Inc.	6.2%
Air Products and Chemicals, Inc.	6.1%
Southwest Gas Holdings, Inc.	6.0%
Asbury Automotive Group, Inc.	5.2%
Twilio, Inc., Class A	5.1%
Vestis Corporation	4.8%
YETI Holdings, Inc.	4.7%
Exelixis, Inc.	4.6%

C000089781
Shareholder Report [Line Items]
Fund Name	13D Activist Fund
Class Name	Class I
Trading Symbol	DDDIX
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	1-877-413-3228
Additional Information Website	https://13dactivistfund.com/documents
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$71	1.50%Footnote Reference*

* Annualized

Expenses Paid, Amount	$ 71
Expense Ratio, Percent	1.50%
AssetsNet	$ 115,189,497
Holdings Count | Holding	24
Advisory Fees Paid, Amount	$ 1,019,077
InvestmentCompanyPortfolioTurnover	51.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$115,189,497
Number of Portfolio Holdings	24
Advisory Fee	$1,019,077
Portfolio Turnover	51%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	95.6%
Money Market Funds	4.4%
Right	0.0%

Asset Weighting (% of total investments)

Value	Value
Liabilities in Excess of Other Assets	-0.2%
Financials	4.2%
Money Market Funds	4.4%
Health Care	4.6%
Utilities	6.1%
Materials	6.1%
Consumer Staples	7.5%
Communications	10.0%
Industrials	15.6%
Consumer Discretionary	20.2%
Technology	21.5%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Mercury Systems, Inc.	7.4%
Pearson plc - ADR	6.4%
Insight Enterprises, Inc.	6.2%
Air Products and Chemicals, Inc.	6.1%
Southwest Gas Holdings, Inc.	6.0%
Asbury Automotive Group, Inc.	5.2%
Twilio, Inc., Class A	5.1%
Vestis Corporation	4.8%
YETI Holdings, Inc.	4.7%
Exelixis, Inc.	4.6%